Commitments and Contingencies - Additional Information (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities [Member]
Product Warranty Liability [Line Items]
Warranty reserves	$ 1.2	$ 4.0	$ 1.4
Other Noncurrent Liabilities [Member]
Product Warranty Liability [Line Items]
Warranty reserves	$ 4.2	$ 2.8	$ 0.7